Operating Expenses - Summary of Operating Expenses by Function (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Operating Expenses 1 [abstract]
Cost of goods sold	£ 2,046	£ 1,747	[1]	£ 1,767	[1]
Distribution costs	61	62		59
Selling, marketing and product development costs	564	521		572
Administrative and other expenses	823	802		816
Restructuring costs	150	214
Other income	(49)	(37)		(45)
Total net operating expenses	1,549	1,562	[1]	1,402	[1]
Other net gains and losses	(24)	(63)	[1],[2]	(178)	[1],[2]
Total	£ 3,571	£ 3,246		£ 2,991

[1]	Comparative balances have been restated – see Note 1b.
[2]	Comparative balances have been restated to reflect the move between operating segments.